Corporate Information - Additional Information (Detail) - USD ($)	Jan. 22, 2026	Nov. 02, 2023	May 18, 2023	Mar. 20, 2026
Micro Sistemas SAU [Member]
Discription Of Corporate Information [Line Items]
Proportion of voting rights held in joint venture	50.00%
Investments In Joint Ventures	$ 75,000,000
Comercio Interior SAU [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate			100.00%
Banco Itau Argentina SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate		100.00%
Itau Asset Management SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate		100.00%
Itau Valores SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate		100.00%
Banco Senz SA [Member] | Major business combination [member]
Discription Of Corporate Information [Line Items]
Percentage of voting equity interests acquired				100.00%
Fixed Purchase Price				$ 2,000,000